Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
Provided below is the Company’s “pay versus performance” disclosure as required by Item 402(v) of Regulation S-K for the years ending December 31, 2025, 2024, 2023, 2022 and 2021.
The SEC-defined “Compensation Actually Paid” (“CAP”) data set forth in the table below, like total compensation disclosed in the Summary Compensation Table, does not reflect value actually realized by our executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor did it use net income or the total shareholder return of a peer group for purposes of determining incentive compensation for 2021 or 2022. In addition, a significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting years. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the Long-Term Incentive Awards Granted in 2025 section of our CD&A, our performance equity awards are subject to multi-year performance conditions tied to performance metrics and all of our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest. Please refer to the CD&A for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.
							Value of Initial Fixed $100 Investment Based On:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO (Current)(1)(2) ($)	SUMMARY COMPENSATION TABLE TOTAL FOR CEO (Former)(1)(2) ($)	COMPENSATION ACTUALLY PAID TO CEO (Current)(3) ($)	COMPENSATION ACTUALLY PAID TO CEO (Former)(3) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs(1)(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(3) ($)	TOTAL SHAREHOLDER RETURN(4) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN(4) ($)	NET INCOME ATTRIBUTABLE TO JFI COMMON SHAREHOLDERS (in millions)(5)) ($)	NET CASH FLOW TO JFI (in millions)(6) ($)
2025	11,478,687	N/A	22,404,998	N/A	4,542,087	7,043,599	506.17	176.34	(17)	1,000
2024	12,188,324	N/A	33,007,822	N/A	4,425,707	9,904,637	398.78	162.63	902	896
2023	10,975,322	N/A	17,295,316	N/A	4,310,911	6,304,782	226.00	127.55	899	652
2022	9,094,713	N/A	5,599,466	N/A	4,999,825	3,069,991	143.75	113.34	6,186	682
2021	14,454,175	23,748,559	20,073,657	16,838,202	6,816,506	7,994,202	162.50	109.16	3,417	174

(1)
For each year shown, our CEO was Laura L. Prieskorn. In 2021, prior to our demerger from Prudential plc, Michael I. Falcon served as CEO until his separation on February 10, 2021, and Mr. Falcon is therefore included in the table as a former principal executive officer pursuant to SEC rules. In 2025, the additional NEOs were Don W. Cummings, Craig D. Smith, Chris A. Raub, Carrie L. Chelko, and Scott E. Romine. In 2024, the additional NEOs were Don W. Cummings, Craig D. Smith, Scott E. Romine, Carrie L. Chelko, and Marcia L. Wadsten. In 2023, the additional NEOs were Marcia L. Wadsten, Craig D. Smith, Scott E. Romine, and Carrie L. Chelko. In 2022, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith, and Scott E. Romine. In 2021, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith, Scott E. Romine, Mark B. Mandich, Andrew J. Bowden, and Axel P. André. Messrs. Bowden and André ceased employment with the Company on February 10, 2021, and Mr. Mandich ceased employment with the Company on May 1, 2021. Compensation and severance amounts in 2021 for Messrs. Falcon, André, Bowden, and Mandich were approved by the compensation committees of Prudential prior to the demerger.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table. See the footnotes to the Summary Compensation Table for further detail regarding the amounts in this column.

(3)
This column is provided in accordance with Item 402(v) of Regulation S-K. CAP for our CEO, our former CEO and Average CAP for our other NEOs, including former NEOs. CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Share Awards” column of the Summary Compensation Table for each year from the “Total” column of the Summary Compensation Table and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to Summary Compensation Table total compensation to compute CAP:
	2025
	CEO ($)	Average Other NEOs ($)
SUMMARY COMPENSATION TABLE TOTAL COMPENSATION(A)(B)	11,478,687	4,542,087
Minus Summary Compensation Table Stock Awards Value	7,222,172	1,937,677
Plus Value of Unvested Equity Awards Granted in Applicable Year	10,159,615	2,719,859
Plus Change in Value from Prior Year of Unvested Equity Awards	8,871,771	1,873,405
Plus Value of Equity Awards Granted and Vested in Applicable Year	133,538	29,566
Plus Change in Value from Prior Year of Equity Awards Vested in Current Year	-1,016,441	-183,641
Minus Value of Equity Awards that were Forfeited in Applicable Year	—	—
Compensation Actually Paid	22,404,998	7,043,599

(A)
Jackson does not maintain an associate pension program and therefore does not include a line for pension adjustments in the reconciliation.

(B)
The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing sales price for a share of JFI common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement.

(4)
Reflects the cumulative total shareholder return of the Company and the S&P Insurance Select Industry Index, which is an industry peer group reported in the performance graph included in the Company’s 2025 Annual Report on Form 10-K, for the periods ending on December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025, assuming a $100 investment at the closing price on September 20, 2021 (the date that our Class A common stock commenced regular way trading on the NYSE), and the reinvestment of all dividends, where applicable.

(5)
We adopted Accounting Standards Update (“ASU”) 2018-12, “Targeted Improvements to the Accounting for Long-Duration Contracts” (“LDTI”), for our fiscal year beginning January 1, 2023, with a transition date of January 1, 2021. The adoption of the standard resulted in increases in net income attributable to Jackson Financial Inc. of $489 million and $234 million for the years ended December 31, 2022 and 2021, respectively, from the amounts reported prior to the adoption of LDTI.

(6)
See Appendix A to this Proxy Statement for a reconciliation of Net Cash Flow to JFI to the most directly comparable financial measure or measures calculated and presented in accordance with U.S. GAAP. This financial performance measure may not be the most important financial measure each year and we may determine a different financial measure for future years.

Company Selected Measure Name	NET CASHFLOW TO JFI
Named Executive Officers, Footnote
(1)
For each year shown, our CEO was Laura L. Prieskorn. In 2021, prior to our demerger from Prudential plc, Michael I. Falcon served as CEO until his separation on February 10, 2021, and Mr. Falcon is therefore included in the table as a former principal executive officer pursuant to SEC rules. In 2025, the additional NEOs were Don W. Cummings, Craig D. Smith, Chris A. Raub, Carrie L. Chelko, and Scott E. Romine. In 2024, the additional NEOs were Don W. Cummings, Craig D. Smith, Scott E. Romine, Carrie L. Chelko, and Marcia L. Wadsten. In 2023, the additional NEOs were Marcia L. Wadsten, Craig D. Smith, Scott E. Romine, and Carrie L. Chelko. In 2022, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith, and Scott E. Romine. In 2021, the additional NEOs were Marcia L. Wadsten, P. Chadwick Myers, Craig D. Smith, Scott E. Romine, Mark B. Mandich, Andrew J. Bowden, and Axel P. André. Messrs. Bowden and André ceased employment with the Company on February 10, 2021, and Mr. Mandich ceased employment with the Company on May 1, 2021. Compensation and severance amounts in 2021 for Messrs. Falcon, André, Bowden, and Mandich were approved by the compensation committees of Prudential prior to the demerger.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative total shareholder return of the Company and the S&P Insurance Select Industry Index, which is an industry peer group reported in the performance graph included in the Company’s 2025 Annual Report on Form 10-K, for the periods ending on December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and December 31, 2025, assuming a $100 investment at the closing price on September 20, 2021 (the date that our Class A common stock commenced regular way trading on the NYSE), and the reinvestment of all dividends, where applicable.

Adjustment To PEO Compensation, Footnote
(3)
This column is provided in accordance with Item 402(v) of Regulation S-K. CAP for our CEO, our former CEO and Average CAP for our other NEOs, including former NEOs. CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Share Awards” column of the Summary Compensation Table for each year from the “Total” column of the Summary Compensation Table and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to Summary Compensation Table total compensation to compute CAP:
	2025
	CEO ($)	Average Other NEOs ($)
SUMMARY COMPENSATION TABLE TOTAL COMPENSATION(A)(B)	11,478,687	4,542,087
Minus Summary Compensation Table Stock Awards Value	7,222,172	1,937,677
Plus Value of Unvested Equity Awards Granted in Applicable Year	10,159,615	2,719,859
Plus Change in Value from Prior Year of Unvested Equity Awards	8,871,771	1,873,405
Plus Value of Equity Awards Granted and Vested in Applicable Year	133,538	29,566
Plus Change in Value from Prior Year of Equity Awards Vested in Current Year	-1,016,441	-183,641
Minus Value of Equity Awards that were Forfeited in Applicable Year	—	—
Compensation Actually Paid	22,404,998	7,043,599

(A)
Jackson does not maintain an associate pension program and therefore does not include a line for pension adjustments in the reconciliation.

(B)
The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing sales price for a share of JFI common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement.

Non-PEO NEO Average Total Compensation Amount	$ 4,542,087	$ 4,425,707	$ 4,310,911	$ 4,999,825	$ 6,816,506
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,043,599	9,904,637	6,304,782	3,069,991	7,994,202
Adjustment to Non-PEO NEO Compensation Footnote
(3)
This column is provided in accordance with Item 402(v) of Regulation S-K. CAP for our CEO, our former CEO and Average CAP for our other NEOs, including former NEOs. CAP is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Share Awards” column of the Summary Compensation Table for each year from the “Total” column of the Summary Compensation Table and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; and (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year. The following tables reflect the adjustments made to Summary Compensation Table total compensation to compute CAP:
	2025
	CEO ($)	Average Other NEOs ($)
SUMMARY COMPENSATION TABLE TOTAL COMPENSATION(A)(B)	11,478,687	4,542,087
Minus Summary Compensation Table Stock Awards Value	7,222,172	1,937,677
Plus Value of Unvested Equity Awards Granted in Applicable Year	10,159,615	2,719,859
Plus Change in Value from Prior Year of Unvested Equity Awards	8,871,771	1,873,405
Plus Value of Equity Awards Granted and Vested in Applicable Year	133,538	29,566
Plus Change in Value from Prior Year of Equity Awards Vested in Current Year	-1,016,441	-183,641
Minus Value of Equity Awards that were Forfeited in Applicable Year	—	—
Compensation Actually Paid	22,404,998	7,043,599

(A)
Jackson does not maintain an associate pension program and therefore does not include a line for pension adjustments in the reconciliation.

(B)
The fair value of unvested time-based share awards, as well as the fair value of all share-based awards upon vesting, is based upon the closing sales price for a share of JFI common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance share awards is based upon the probable outcome of the applicable performance conditions at the time of measurement.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
In the Company’s assessment, the following represents the five most important financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance. The measures are not ranked:
•
Net Cash Flow to JFI*

•
Pretax Adjusted Operating Earnings*

•
Controllable Costs*

•
Adjusted Operating ROE*

•
Relative Total Shareholder Return

*Please see Appendix A for an explanation, or non-GAAP reconciliation, of this financial measure and adjustments thereto.
The manner in which these financial performance measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the Compensation Discussion and Analysis section.

Total Shareholder Return Amount	$ 506.17	398.78	226	143.75	162.5
Peer Group Total Shareholder Return Amount	176.34	162.63	127.55	113.34	109.16
Net Income (Loss)	$ (17,000,000)	$ 902,000,000	$ 899,000,000	$ 6,186,000,000	$ 3,417,000,000
Company Selected Measure Amount	1,000,000,000	896,000,000	652,000,000	682,000,000	174,000,000
PEO Name	Laura L. Prieskorn
Increase in Net Income (Loss), due to Adoption of Accounting Standard Update (ASU)				$ 489,000,000	$ 234,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Cash Flow to JFI
Non-GAAP Measure Description
(6)
See Appendix A to this Proxy Statement for a reconciliation of Net Cash Flow to JFI to the most directly comparable financial measure or measures calculated and presented in accordance with U.S. GAAP. This financial performance measure may not be the most important financial measure each year and we may determine a different financial measure for future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Pretax Adjusted Operating Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Controllable Costs
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating ROE
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Laura L. Prieskorn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,478,687	$ 12,188,324	$ 10,975,322	9,094,713	14,454,175
PEO Actually Paid Compensation Amount	22,404,998	$ 33,007,822	$ 17,295,316	$ 5,599,466	20,073,657
Falcon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					23,748,559
PEO Actually Paid Compensation Amount					$ 16,838,202
PEO | Laura L. Prieskorn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,222,172)
PEO | Laura L. Prieskorn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,159,615
PEO | Laura L. Prieskorn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,871,771
PEO | Laura L. Prieskorn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,538
PEO | Laura L. Prieskorn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,016,441)
PEO | Laura L. Prieskorn [Member] | Equity Awards Adjustments Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,937,677)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,719,859
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,873,405
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,566
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,641)
Non-PEO NEO | Equity Awards Adjustments Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount